Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Allowance for credit losses	$ 5.4	$ 4.6	$ 7.3
Class A common stock
Common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0
Common stock, authorized (in shares)	1,000,000,000	0
Common stock, issued (in shares)	160,067,161	0
Common stock, outstanding (in shares)	160,067,161	0
Class B common stock
Common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0
Common stock, authorized (in shares)	500,000,000	0
Common stock, issued (in shares)	85,853,383	0
Common stock, outstanding (in shares)	85,853,383	0